LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Lease Commitments [Abstract]
Supplemental balance sheet information related to leases
Supplemental balance sheet information related to leases (in millions, except lease term and discount rate):

December 31, 2019
Operating lease right-of-use assets included within Other assets	$122.9

Current maturities of operating leases included within Other current liabilities	$25.9
Non-current operating leases included within Other liabilities	104.7
Total operating lease liabilities	$130.6

Weighted average discount rate for operating leases	5.58%
Weighted average remaining operating lease term in years	6

Lease cost
Operating lease cost consists of the following (in millions):

Year Ended
December 31, 2019
Operating lease cost	$33.8
Variable lease cost	6.7
Short-term lease cost	5.0
Total operating lease costs	$45.5

Years Ending December 31,	December 31, 2019
2020	$31.3
2021	27.8
2022	24.8
2023	21.9
2024	16.9
Thereafter	27.6
Total undiscounted operating lease payments	150.3
Less: Imputed interest	(19.7)
Total operating lease liabilities	130.6
Less: Current maturities of operating lease liabilities	(25.9)
Non-current operating lease liabilities	$104.7
Supplemental cash flow and other information related to operating leases (in millions):

Year Ended
December 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities	$36.6
Operating right-of-use assets obtained in exchange for operating lease liabilities	$22.9

Maturities of operating lease liabilities	Maturities of operating lease liabilities (in millions):

Years Ending December 31,	December 31, 2019
2020	$31.3
2021	27.8
2022	24.8
2023	21.9
2024	16.9
Thereafter	27.6
Total undiscounted operating lease payments	150.3
Less: Imputed interest	(19.7)
Total operating lease liabilities	130.6
Less: Current maturities of operating lease liabilities	(25.9)
Non-current operating lease liabilities	$104.7

Future minimum operating lease payments under ASC 840	Future minimum noncancellable operating lease payments at December 31, 2018 were as follows (in millions):

2019	$30.5
2020	25.8
2021	22.9
2022	18.7
2023	16.4
Thereafter	37.0
Total minimum obligations	$151.3